Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 29, 2026	Dec. 28, 2025
Related Party Transactions [Abstract]
Related Party Transactions

(17) Related Party Transactions

Refer to the following notes to the Company’s unaudited condensed consolidated financial statements for details regarding the related party transactions entered into by the Company; Note 2 – Basis of Presentation and Summary of Significant Accounting Policies; Note 5 – Fair Value Measurements; Note 6 Supplemental Balance Sheet Information; Note 8 – SAFE Agreements; and Note 9 – Borrowings and Derivative Liabilities. All other related party transactions are described herein.

Cost of revenue with SameDay Solar was $0.5 million and $0.2 million in the thirteen week periods ended March 29, 2026 and March 30, 2025, respectively.

(19) Related Party Transactions

Refer to the consolidated financial statements and the following notes to the consolidated financial statements for details and disclosures relating to related party transactions entered into by the Company; Note 2 – Basis of Presentation and Summary of Significant Accounting Policies; Note 6 – Supplemental Balance Sheet Information; Note 8 – Forward Purchase Agreements, Note 9 – SAFE Agreements, Note 10 – Borrowings and Derivative Liabilities, and Note 11 – Other Non-Operating Income, Net.